Operating segments	12 Months Ended
Sep. 30, 2022
Disclosure of operating segments [abstract]
Operating segments

17. Operating segments

The Company conducts its business as a single operating segment, being the investment in royalty and mineral stream interests. Except for royalties on gold projects located in Brazil, Colombia, Peru, Turkey and the United States, substantially all of the Company's assets and liabilities are held in Canada.